Rule 497(e)
                                                               File Nos. 2-80886
                                                                   and 811-03626



                                Citizens Funds(R)
                            Citizens Core Growth Fund
                          Citizens Emerging Growth Fund
                       Citizens Small Cap Core Growth Fund
                               Citizens Value Fund
                             Citizens Balanced Fund
                           Citizens Global Equity Fund
                       Citizens International Growth Fund
                              Citizens Income Fund
                         Citizens Ultra Short Bond Fund
                           Citizens Money Market Fund


                        Supplement dated July 2, 2003 to
                        Prospectus dated November 1, 2002


Citizens Money Market Fund

The Citizens Money Market Fund (the "Fund") invests substantially all of its assets in another investment company, the Citizens Prime Money Market Fund (the "Prime Money Market Fund"). The Prime Money Market Fund has the same investment objective as the Fund and invests in securities using the strategies described in this prospectus. The Fund may withdraw its investment from the Prime Money Market Fund at any time if the Board of Trustees of the Fund determines that it is in the best interest of the Fund's shareholders to do so. The Board of Trustees would then consider what action might be taken, including investing all of the Fund's assets in another similarly structured portfolio having the same investment objective as the Fund, or instructing the investment adviser to directly invest the Fund's assets in securities.

The aggregate management fees payable by the Fund and the Prime Money Market Fund to their investment adviser, Citizens Advisers, Inc., are equal to the management fee that was payable by the Fund when the Fund invested directly in securities. The Fund's Trustees believe that the aggregate per share expenses of the Fund and the Prime Money Market Fund will not be greater than the expenses that the Fund would incur if it were to have continued investing directly in securities.

                                                                     Rule 497(e)
                                                               File Nos. 2-80886
                                                                   and 811-03626



                                Citizens Funds(R)
                            Citizens Core Growth Fund
                          Citizens Emerging Growth Fund
                       Citizens Small Cap Core Growth Fund
                               Citizens Value Fund
                             Citizens Balanced Fund
                           Citizens Global Equity Fund
                       Citizens International Growth Fund
                              Citizens Income Fund
                         Citizens Ultra Short Bond Fund
                           Citizens Money Market Fund


                        Supplement dated July 2, 2003 to
           Statement of Additional Information dated November 1, 2002


Valuation of Shares

The sixth paragraph under the heading "How We Value Fund Shares" is modified to add the following language after the second sentence in the paragraph:

Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price, or if there have been no sales that day, at the last available bid price.

                                                               * * * * *
Citizens Money Market Fund

Investment Structure. The Citizens Money Market Fund (the "Fund") invests substantially all of its assets in the Citizens Prime Money Market Fund (the "Prime Money Market Fund"). Both the Fund and the Prime Money Market Fund are series of Citizens Funds (the "Trust"), a Massachusetts business trust. The Prime Money Market Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Prime Money Market Fund has the same investment objective and substantially similar investment policies as the Fund.

The Fund may withdraw its investment from the Prime Money Market Fund at any time if the Board of Trustees of the Fund determines that it is in the best interest of the Fund's shareholders to do so. The Board of Trustees would then consider what action might be taken, including investing all of the Fund's assets in another similarly structured portfolio having the same investment objective as the Fund, or instructing the investment adviser to directly invest the Fund's assets in securities.

The Trust does not hold annual meetings. However, when the Prime Money Market Fund is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Prime Money Market Fund will submit matters to its shareholders for a vote. When the Fund is asked to vote on matters concerning the Prime Money Market Fund, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law, which may include voting in the same proportion as the vote of all other security holders voting on the issue. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Prime Money Market Fund.

The Prime Money Market Fund may sell shares to institutional investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Prime Money Market Fund may not be the same. These differences in returns are also present in other mutual fund structures.

Information about any other mutual funds that are other shareholders of the Prime Money Market Fund is available from Citizens Securities, Inc. ("Citizens Securities").

Fundamental Policies of the Prime Money Market Fund. The Prime Money Market Fund has the same fundamental investment policies as the Fund, as described in the section entitled, "Investment Strategies, Risks and Fundamental and Non-Fundamental Policies - Fundamental and Non-Fundamental Policies."

Adviser and Management Fees. Citizens Advisers, Inc. ("Citizens Advisers") is the investment adviser to both the Fund and the Prime Money Market Fund, and acts pursuant to the Management Agreement (the "Management Agreement") with the Trust, on behalf of each of its series. The Management Agreement is described in the section entitled "Investment Advisory and Other Services - Adviser."

As payment for providing the Prime Money Market Fund with investment advisory services, Citizens Advisers will receive an annual management fee of 0.25% of average net assets of the Prime Money Market Fund. Citizens Advisers has agreed that for any period the Fund invests its assets in the Prime Money Market Fund, the total management fee payable to Citizens Advisers under the Management Agreement with respect to the Fund shall not exceed 0.35% per annum of the Fund's average net assets minus the Fund's allocable share of the management fees paid to Citizens Advisers from the Prime Money Market Fund.

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Other Service Providers. Citizens Advisers also provides administrative services to both the Fund and the Prime Money Market Fund. For providing these services with respect to the Prime Money Market Fund, Citizens Advisers is entitled to a fee, payable monthly, up to 0.15% of the Prime Money Market Fund's average net assets.

Citizens Securities serves as the placement agent for the Prime Money Market
Fund.

The Fund and the Prime Money Market Fund have the same custodian, accounting agent, auditors and legal counsel, as described with respect to the Fund in the section entitled, "Investment Advisory and Other Services - Other Service Providers." Citizens Advisers serves as the Citizens Prime Money Market Fund's transfer agent.

Valuation of Shares of the Prime Money Market Fund. The Prime Money Market Fund will value its shares using the amortized cost method, as described in the section entitled, "How We Value Fund Shares - Citizens Money Market Fund." The value of the Fund's investment in the Prime Money Market Fund will be the aggregate net asset value of all shares of the Prime Money Market Fund held by the Fund. The Prime Money Market Fund typically calculates the value of its shares at 2:00 p.m. (ET).

Taxation. The Prime Money Market Fund has elected to be treated and intends to qualify to be treated each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended.